Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 187
State	124
Total current	311
Deferred:
Federal	522	$ 10,146
State	689	5,415
Total deferred	1,211	15,561
Provision for income taxes	$ 1,522	$ 15,561	$ 1,646